Investment Strategy - BTS Managed Income Fund	Apr. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of income-producing securities, including the following:

•	bonds issued by the U.S. Government, its agencies and instrumentalities.
•	foreign and domestic debt securities, including corporate debt securities, government and agency debt securities, convertible debt securities, debentures, trust receipts, preferred capital stock and convertible capital stock.
•	foreign and domestic equity securities of any market capitalization that pay dividends.
•	shares of registered open-end mutual funds, exchange traded funds and closed-end funds that invest primarily in debt securities, real estate investment trusts (REITs), master limited partnerships (MLPs), foreign and domestic equity securities of any market capitalization or commodities (“Underlying Funds”). The Fund expects that up to 100% of the Fund’s assets may be invested in Underlying Funds.

The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk corporate bonds — commonly known as “high yield” or “junk” bonds — with medium to low credit quality ratings. High yield bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). High yield bonds have a higher expected rate of default than investment grade bonds.

Under normal circumstances, the Fund simultaneously employs two strategies: the Income Strategy and the Risk Management Strategy.

Income Strategy. Through the Income Strategy, the Fund typically invests 60-80% of the Fund’s assets in income-producing securities, without restriction as to maturity, credit quality, type of issuer, country, market capitalization or currency, either through direct investment or indirectly through investment in Underlying Funds. When selecting sector allocations under the Income Strategy, the Adviser uses historic measures of risk, return, and correlation of yield generating asset classes. The Adviser then selects individual securities based on the Adviser’s assessment of projected price and yield.

Risk Management Strategy. Under the Risk Management Strategy, the Fund tactically invests 20-40% of the Fund’s assets in cash, cash equivalents, and fixed income securities, without restriction as to maturity, credit quality, type of issuer, country or currency, including government and government related securities, in an effort to reduce the volatility of the income-producing securities held under the Income Strategy. The Risk Management Strategy is an active trading strategy based on the Adviser’s proprietary tactical asset allocation model that evaluates market trends and momentum. When selecting investments under the Risk Management Strategy, the Adviser uses its tactical asset allocation model to identify investments with risk characteristics that are both negatively correlated to the investments held under the Income Strategy and within the risk tolerances determined using the model’s sector and market trend and momentum indicators.

In seeking to fulfill the Fund’s investment objective, the adviser may engage in frequent trading of the Fund’s portfolio securities.